Investment Portfolioas of September 30, 2025 (Unaudited)
DWS Capital Growth VIP
	Shares	Value ($)

Common Stocks 99.5%
Communication Services 15.7%
Entertainment 5.7%
Live Nation Entertainment, Inc.*	53,678	8,770,985
Netflix, Inc.*	19,237	23,063,624
ROBLOX Corp. "A"*	84,899	11,760,210
Spotify Technology SA*	25,662	17,912,076
		61,506,895
Interactive Media & Services 9.0%
Alphabet, Inc. "A"	136,810	33,258,511
Alphabet, Inc. "C"	100,342	24,438,294
Meta Platforms, Inc. "A"	53,780	39,494,956
		97,191,761
Wireless Telecommunication Services 1.0%
T-Mobile U.S., Inc.	45,698	10,939,187
Consumer Discretionary 9.0%
Broadline Retail 5.7%
Amazon.com, Inc.*	281,926	61,902,492
Hotels, Restaurants & Leisure 1.4%
DraftKings, Inc. "A"*	129,435	4,840,869
Planet Fitness, Inc. "A"*	104,654	10,863,085
		15,703,954
Household Durables 0.6%
SharkNinja, Inc.*	62,546	6,451,620
Specialty Retail 1.3%
Burlington Stores, Inc.*	22,286	5,671,787
Home Depot, Inc.	19,625	7,951,854
		13,623,641
Consumer Staples 0.6%
Consumer Staples Distribution & Retail 0.6%
Costco Wholesale Corp.	7,446	6,892,241
Financials 7.8%
Capital Markets 1.6%
Intercontinental Exchange, Inc.	62,886	10,595,033
Moody's Corp.	14,112	6,724,086
		17,319,119
Consumer Finance 0.5%
American Express Co.	16,407	5,449,749

Financial Services 3.5%
Mastercard, Inc. "A"	41,513	23,613,010
Visa, Inc. "A"	40,967	13,985,314
		37,598,324
Insurance 2.2%
Progressive Corp.	95,771	23,650,649
Health Care 7.5%
Biotechnology 0.5%
Exact Sciences Corp.*	94,622	5,176,769
Health Care Equipment & Supplies 3.6%
Boston Scientific Corp.*	125,776	12,279,511
Dexcom, Inc.*	115,128	7,746,963
Intuitive Surgical, Inc.*	18,151	8,117,672
Stryker Corp.	30,172	11,153,683
		39,297,829
Health Care Technology 0.3%
Waystar Holding Corp.*	74,088	2,809,417
Life Sciences Tools & Services 1.7%
Danaher Corp.	30,239	5,995,184
Stevanato Group SpA (a)	151,765	3,907,949
Thermo Fisher Scientific, Inc.	17,342	8,411,217
		18,314,350
Pharmaceuticals 1.4%
Eli Lilly & Co.	11,154	8,510,502
Zoetis, Inc.	45,449	6,650,098
		15,160,600
Industrials 7.7%
Aerospace & Defense 1.0%
Axon Enterprise, Inc.*	7,131	5,117,491
TransDigm Group, Inc.	4,146	5,464,511
		10,582,002
Building Products 0.3%
Trex Co., Inc.*	56,952	2,942,710
Construction & Engineering 1.0%
Quanta Services, Inc.	25,614	10,614,954
Electrical Equipment 2.9%
AMETEK, Inc.	60,549	11,383,212
Eaton Corp. PLC	34,735	12,999,574
Vertiv Holdings Co. "A"	45,605	6,879,970
		31,262,756
Ground Transportation 1.3%
Uber Technologies, Inc.*	141,276	13,840,810
Professional Services 1.2%
Booz Allen Hamilton Holding Corp.	50,045	5,001,998
TransUnion	52,035	4,359,492
Verisk Analytics, Inc.	16,405	4,126,021
		13,487,511

Information Technology 49.6%
IT Services 1.5%
Cloudflare, Inc. "A"*	44,527	9,555,049
MongoDB, Inc.*	21,584	6,699,242
		16,254,291
Semiconductors & Semiconductor Equipment 20.4%
Analog Devices, Inc.	44,096	10,834,387
Applied Materials, Inc.	37,187	7,613,667
Broadcom, Inc.	138,186	45,588,943
Marvell Technology, Inc.	81,227	6,828,754
NVIDIA Corp. (a)	800,357	149,330,609
		220,196,360
Software 20.0%
Atlassian Corp. "A"*	65,254	10,421,064
Confluent, Inc. "A"*	139,083	2,753,843
CyberArk Software Ltd.*	23,868	11,531,824
Dynatrace, Inc.*	183,175	8,874,829
Guidewire Software, Inc.*	44,261	10,173,833
Intuit, Inc.	14,046	9,592,154
Microsoft Corp.	231,923	120,124,518
Oracle Corp.	45,507	12,798,389
Samsara, Inc. "A"*	71,610	2,667,473
ServiceNow, Inc.*	16,698	15,366,835
Synopsys, Inc.*	23,923	11,803,369
		216,108,131
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc.	328,810	83,724,890
Materials 0.6%
Construction Materials 0.6%
Vulcan Materials Co.	22,781	7,007,891
Real Estate 1.0%
Real Estate Management & Development 1.0%
CBRE Group, Inc. "A"*	34,366	5,414,707
CoStar Group, Inc.*	62,468	5,270,425
		10,685,132
Total Common Stocks (Cost $310,207,975)		1,075,696,035

Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (b) (c) (Cost $3,438,266)	3,438,266	3,438,266

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.18% (b) (Cost $6,925,330)	6,925,330	6,925,330

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $320,571,571)	100.4	1,086,059,631
Other Assets and Liabilities, Net	(0.4)	(4,396,689)
Net Assets	100.0	1,081,662,942
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (b) (c)
182,600	3,255,666 (d)	—	—	—	3,212	—	3,438,266	3,438,266
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.18% (b)
14,783,560	113,765,921	121,624,151	—	—	254,064	—	6,925,330	6,925,330
14,966,160	117,021,587	121,624,151	—	—	257,276	—	10,363,596	10,363,596

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $3,423,864, which is 0.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $20,001.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,075,696,035	$—	$—	$1,075,696,035
Short-Term Investments (a)	10,363,596	—	—	10,363,596
Total	$1,086,059,631	$—	$—	$1,086,059,631

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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